Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Sep. 26, 2023
Capital Group Core Balanced ETF - CGBL
Account Value [Line Items]
Line Graph and Table Measure Name	Capital Group Core Balanced ETF
Account Value	$ 12,879	$ 12,110	$ 11,039	$ 10,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 14,014	12,923	11,209	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,797	10,588	10,663	10,000
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index
Account Value	$ 12,643	$ 11,945	$ 10,990	$ 10,000